Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2014
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by Navios Maritime Holdings Inc. (“Navios Holdings”) from its head offices in Monte Carlo, Monaco.

Navios Acquisition was incorporated in the Republic of the Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its IPO. On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.

As of December 31, 2014, Navios Holdings had 43.0% of the voting power and 46.1% of the economic interest in Navios Acquisition.

As of December 31, 2014, Navios Acquisition had outstanding: 151,664,942 shares of common stock, 4,540 shares of preferred stock, from which 1,000 shares of Series C Convertible Preferred Stock are issued to Navios Holdings, and 1,200 shares of convertible preferred stock.

In November 2014, Navios Maritime Midstream Partners LP (“Navios Midstream”), a company formed as a subsidiary of Navios Acquisition, completed an initial public offering (“IPO”) of its units in the United States and is listed on the NYSE.

In connection with the IPO of Navios Midstream, the Company sold all of the outstanding shares of capital stock of four of its vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) in exchange for: (i) all of the estimated net proceeds from the IPO amounting to $110,403; (ii) $104,451 of the $126,000 of  borrowings under Navios Midstream's new credit facility; (iii) 9,342,692 subordinated units and 1,242,692 common units; and (iv) 381,334 general partner units, representing a 2.0% general partner interest in Navios Midstream, and all of the incentive distribution rights in Navios Midstream, to the general partner of Navios Midstream.

Following the IPO, the Company concluded that it does not hold a controlling financial interest in Midstream and deconsolidated the vessels sold as of the IPO date. (Refer to Note 9, “Investment in affiliates”).